Related Party Transactions (Narrative) (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Aggregate amount of revenue recognized from CareerBuilder, LLC	$ 400,000	$ 400,000	$ 900,000	$ 800,000	$ 800,000
Payments related to services received from CareerBuilder, LLC	33,760	17,260	17,260	48,598
Accounts receivable from CareerBuilder, LLC	$ 200,000	$ 100,000	$ 100,000	$ 100,000